LEASES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Minimum operating lease income	$ 36,938	$ 43,270	$ 51,023
Contingent operating lease income	$ 14,295	12,654	27,457
Operating leases - as lessor, last expiry date	2028-08
Rental and right to use expenses (including contingent fees)		45,816	45,807
Minimum rental and right to use expenses		29,896	30,556
Contingent rental and right to use expenses		$ 15,920	$ 15,251
Macau Land Concession Contracts [Member]
Lessee, Lease, Description [Line Items]
Initial contract term (in years)	25 years
Renewable contract term	10 years
Estimated Lease Term	40 years